Annual Fund Operating Expenses	Jul. 31, 2022
Eaton Vance Arizona Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.28%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.69%
Eaton Vance Arizona Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.28%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.44%
Eaton Vance Arizona Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.28%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.49%
Eaton Vance Connecticut Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.29%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.69%
Eaton Vance Connecticut Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.29%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.44%
Eaton Vance Connecticut Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.29%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.49%
Eaton Vance Minnesota Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.66%
Eaton Vance Minnesota Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.41%
Eaton Vance Minnesota Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.46%
Eaton Vance Municipal Opportunities Fund | Class A
Operating Expenses:
Management Fees	0.58%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.93%
Eaton Vance Municipal Opportunities Fund | Class C
Operating Expenses:
Management Fees	0.58%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.68%
Eaton Vance Municipal Opportunities Fund | Class I
Operating Expenses:
Management Fees	0.58%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.67%
Eaton Vance New Jersey Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.34%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.69%
Eaton Vance New Jersey Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.34%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.44%
Eaton Vance New Jersey Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.34%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.49%
Eaton Vance Pennsylvania Municipal Income Fund
Operating Expenses:
Interest Expense	0.03%
Other Expenses other than Interest Expense	0.16%
Eaton Vance Pennsylvania Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.74%
Eaton Vance Pennsylvania Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.49%
Eaton Vance Pennsylvania Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.54%